Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Consistent with last year, the company granted two types of stock awards to its named executive officers. The Committee grants annual stock awards on a pre-established date without consideration of material nonpublic information.

Award Timing Method
Consistent with last year, the company granted two types of stock awards to its named executive officers. The Committee grants annual stock awards on a pre-established date without consideration of material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Consistent with last year, the company granted two types of stock awards to its named executive officers. The Committee grants annual stock awards on a pre-established date without consideration of material nonpublic information.